Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
January 31, 2023
DIFK6-NPRT1-0423
1.9883985.105
Common Stocks - 94.7%
	Shares	Value ($)
Australia - 0.5%
Aristocrat Leisure Ltd.	394,361	9,521,156
Lynas Rare Earths Ltd. (a)	1,602,915	10,730,128
TOTAL AUSTRALIA		20,251,284
Bailiwick of Jersey - 2.9%
Experian PLC	537,641	19,661,265
Ferguson PLC	285,473	39,980,996
Glencore PLC	6,084,671	40,748,360
WPP PLC	1,894,648	22,136,575
TOTAL BAILIWICK OF JERSEY		122,527,196
Belgium - 0.9%
KBC Group NV	522,489	38,546,103
Bermuda - 0.6%
Hiscox Ltd.	1,716,234	23,792,835
Canada - 6.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	260,812	11,910,065
Cameco Corp.	78,400	2,193,703
Canadian Natural Resources Ltd.	974,421	59,810,577
Canadian Pacific Railway Ltd.	243,130	19,182,957
Constellation Software, Inc.	21,822	38,554,359
Fairfax India Holdings Corp. (a)(b)	602,384	7,957,493
First Quantum Minerals Ltd.	948,262	22,000,562
Franco-Nevada Corp.	165,451	24,268,965
GFL Environmental, Inc. (c)	665,327	20,531,991
Imperial Oil Ltd.	351,837	19,229,331
Thomson Reuters Corp.	142,882	16,997,003
Tourmaline Oil Corp.	535,716	24,966,930
TOTAL CANADA		267,603,936
Cayman Islands - 0.9%
Anta Sports Products Ltd.	1,161,950	17,625,177
GlobalFoundries, Inc. (a)	34,984	2,073,852
Li Ning Co. Ltd.	1,734,336	17,145,063
TOTAL CAYMAN ISLANDS		36,844,092
China - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	45,251	12,410,697
Curacao - 1.1%
Schlumberger Ltd.	823,373	46,915,794
Denmark - 2.9%
Carlsberg A/S Series B	73,327	10,409,624
DSV A/S	270,485	44,509,639
Novo Nordisk A/S Series B	482,413	66,761,076
TOTAL DENMARK		121,680,339
France - 9.9%
Air Liquide SA	58,786	9,360,266
AXA SA	937,954	29,263,250
BNP Paribas SA	859,227	59,013,316
Capgemini SA	195,980	37,051,074
Edenred SA	154,715	8,408,239
EssilorLuxottica SA	213,311	38,936,187
Kering SA	6,506	4,059,464
Legrand SA	271,453	24,203,860
LVMH Moet Hennessy Louis Vuitton SE	131,341	114,657,468
Pernod Ricard SA	229,643	47,409,748
Sartorius Stedim Biotech	23,368	8,101,502
Teleperformance	123,370	34,201,032
TOTAL FRANCE		414,665,406
Germany - 7.3%
Allianz SE	245,713	58,753,386
Deutsche Borse AG	188,305	33,695,730
Deutsche Post AG	791,053	34,060,119
Hannover Reuck SE	132,128	26,746,318
Linde PLC	195,770	64,413,410
Merck KGaA	209,111	43,647,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	58,283	20,972,942
Siemens Healthineers AG (b)	236,944	12,706,988
Symrise AG	112,914	12,003,847
TOTAL GERMANY		307,000,125
Greece - 0.1%
Piraeus Financial Holdings SA (a)	1,996,438	4,099,938
Hong Kong - 2.7%
AIA Group Ltd.	7,958,388	89,990,651
Chervon Holdings Ltd.	1,108,156	5,563,913
Techtronic Industries Co. Ltd.	1,510,092	19,467,778
TOTAL HONG KONG		115,022,342
India - 3.3%
Axis Bank Ltd.	2,103,453	22,528,912
HDFC Bank Ltd. (a)	2,549,994	50,287,072
Housing Development Finance Corp. Ltd.	1,030,263	33,237,164
Kotak Mahindra Bank Ltd.	293,009	6,234,180
Reliance Industries Ltd.	933,063	26,973,656
TOTAL INDIA		139,260,984
Indonesia - 0.9%
PT Bank Central Asia Tbk	31,759,980	18,024,078
PT Bank Rakyat Indonesia (Persero) Tbk	61,362,958	18,818,052
TOTAL INDONESIA		36,842,130
Ireland - 2.3%
Aon PLC	103,629	33,024,490
Flutter Entertainment PLC (a)	69,282	10,719,496
ICON PLC (a)	96,337	22,225,909
Kingspan Group PLC (Ireland)	308,401	19,714,355
Ryanair Holdings PLC sponsored ADR (a)	108,264	9,801,140
TOTAL IRELAND		95,485,390
Isle of Man - 0.3%
Entain PLC	599,664	11,058,228
Italy - 0.7%
FinecoBank SpA	1,508,278	26,973,467
Reply SpA	33,514	4,332,091
TOTAL ITALY		31,305,558
Japan - 16.4%
Asics Corp.	115,121	2,739,941
Daikin Industries Ltd.	109,364	18,995,949
FUJIFILM Holdings Corp.	563,194	29,804,894
Fujitsu Ltd.	67,138	9,559,070
Hitachi Ltd.	991,770	52,010,872
Hoya Corp.	720,753	79,262,605
Itochu Corp.	1,279,127	41,343,734
Keyence Corp.	105,958	48,779,772
Minebea Mitsumi, Inc.	1,686,995	29,408,883
Misumi Group, Inc.	732,913	18,445,571
Nomura Research Institute Ltd.	514,591	12,354,092
Olympus Corp.	911,281	17,131,743
ORIX Corp.	1,478,681	25,999,632
Persol Holdings Co. Ltd.	983,749	21,569,209
Recruit Holdings Co. Ltd.	364,329	11,716,917
Relo Group, Inc.	752,604	12,753,937
Seven & i Holdings Co. Ltd.	450,776	21,282,449
Shin-Etsu Chemical Co. Ltd.	362,956	53,508,115
SMC Corp.	71,905	36,521,341
Sony Group Corp.	591,387	52,841,367
Sumitomo Mitsui Financial Group, Inc.	690,817	30,023,663
Suzuki Motor Corp.	252,440	9,464,531
TIS, Inc.	733,896	21,162,149
Tokyo Electron Ltd.	86,298	30,163,250
TOTAL JAPAN		686,843,686
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	590,685	29,386,266
Luxembourg - 1.2%
B&M European Value Retail SA	5,304,981	29,280,680
Eurofins Scientific SA	267,211	19,097,367
TOTAL LUXEMBOURG		48,378,047
Netherlands - 7.4%
Adyen BV (a)(b)	8,317	12,574,532
Airbus Group NV	317,737	39,833,378
Argenx SE (a)	38,740	14,755,541
ASML Holding NV	197,173	130,299,807
IMCD NV	216,794	34,186,486
NXP Semiconductors NV	168,785	31,108,763
Wolters Kluwer NV	437,566	47,641,343
TOTAL NETHERLANDS		310,399,850
Singapore - 0.1%
United Overseas Bank Ltd.	171,181	3,891,054
Spain - 1.9%
Banco Santander SA (Spain)	4,864,406	17,000,804
CaixaBank SA	5,998,175	26,613,663
Cellnex Telecom SA (b)	211,988	8,307,388
Industria de Diseno Textil SA	889,393	27,767,577
TOTAL SPAIN		79,689,432
Sweden - 2.3%
Hexagon AB (B Shares)	2,260,246	25,910,344
Indutrade AB	1,508,740	33,326,857
Investor AB (B Shares)	1,791,962	34,673,683
Kry International AB (a)(d)(e)	663	119,397
Nibe Industrier AB (B Shares)	234,462	2,518,915
TOTAL SWEDEN		96,549,196
Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	13,915	2,145,099
Julius Baer Group Ltd.	86,212	5,499,487
Nestle SA (Reg. S)	860,575	104,997,945
Roche Holding AG (participation certificate)	227,651	71,065,904
Sika AG	116,915	33,221,033
Sonova Holding AG	33,949	8,451,095
Zurich Insurance Group Ltd.	34,612	17,116,635
TOTAL SWITZERLAND		242,497,198
Taiwan - 1.2%
ECLAT Textile Co. Ltd.	254,000	4,232,367
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	510,781	47,364,722
TOTAL TAIWAN		51,597,089
United Kingdom - 9.6%
AstraZeneca PLC (United Kingdom)	433,751	56,826,823
BAE Systems PLC	4,112,036	43,530,229
Beazley PLC	1,638,067	13,429,614
Big Yellow Group PLC	727,747	10,847,183
Compass Group PLC	1,330,454	31,781,915
Diageo PLC	993,527	43,443,071
Games Workshop Group PLC	35,333	4,085,955
JD Sports Fashion PLC	8,782,261	17,621,285
Lloyds Banking Group PLC	39,265,783	25,554,008
Prudential PLC	1,121,526	18,634,235
RELX PLC (Euronext N.V.)	2,159,567	64,000,299
Rentokil Initial PLC	4,647,118	28,177,490
S4 Capital PLC (a)	2,312,685	6,238,412
Smith & Nephew PLC	1,126,335	15,555,071
Standard Chartered PLC (United Kingdom)	1,309,517	10,965,263
Starling Bank Ltd. Series D (a)(d)(e)	2,406,800	10,029,215
TOTAL UNITED KINGDOM		400,720,068
United States of America - 4.1%
Booking Holdings, Inc. (a)	3,529	8,589,939
IQVIA Holdings, Inc. (a)	88,175	20,228,227
Kosmos Energy Ltd. (a)	265,346	2,098,887
Marsh & McLennan Companies, Inc.	197,511	34,546,649
Marvell Technology, Inc.	529,524	22,848,961
MasterCard, Inc. Class A	67,991	25,197,465
NICE Ltd. sponsored ADR (a)	132,013	27,383,457
S&P Global, Inc.	86,686	32,502,049
TOTAL UNITED STATES OF AMERICA		173,395,634
TOTAL COMMON STOCKS (Cost $3,201,999,631)		3,968,659,897

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	21,668	2,982,000
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (a)(d)(e)	743,562	7,673,560
Series D (d)(e)	304,085	4,278,476
		11,952,036
TOTAL CONVERTIBLE PREFERRED STOCKS		14,934,036
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	3,828	689,371
TOTAL PREFERRED STOCKS (Cost $19,777,817)		15,623,407

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	183,389,524	183,426,202
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	15,772,426	15,774,003
TOTAL MONEY MARKET FUNDS (Cost $199,199,583)		199,200,205

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,420,977,031)	4,183,483,509
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,668,638
NET ASSETS - 100.0%	4,191,152,147

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,546,401 or 1.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,772,019 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International AB	5/14/21	287,945

Kry International AB Series E	5/14/21	1,750,058

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	4,642,638

Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Wasabi Holdings, Inc. Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	165,418,854	125,592,175	107,584,827	1,742,341	-	-	183,426,202	0.4%
Fidelity Securities Lending Cash Central Fund 4.38%	39,190,867	266,879,509	290,296,373	51,089	-	-	15,774,003	0.1%
Total	204,609,721	392,471,684	397,881,200	1,793,430	-	-	199,200,205

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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